Advances to Vendors, Net (Details) - Schedule of Advances to vendors - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Advances to Vendors [Abstract]
Prepayments for virtual technology services	$ 5,631,798	$ 277,952
Prepayments for digital assets development	1,413,557	3,723,351
Subtotal	7,045,355	4,001,303
Less: allowance for doubtful accounts	(1,047,306)	(386,542)
Total	5,998,049	3,614,761
Less: advances to vendors - non-current	261,956	1,020,874
Advances to vendors – current	$ 5,736,093	$ 2,593,887